UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number 811-09749
                                                    ---------

                         Lifetime Achievement Fund, Inc.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
                   -------------------------------------------
                    (Address of principal executive offices)

                        Manarin Investment Counsel, Ltd.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
                   -------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (402) 330-1166
                                                          --------------

                     Date of fiscal year end: December 31
                                              -----------

                 Date of reporting period: September 30, 2004
                                           ------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

LIFETIME ACHIEVEMENT FUND, INC.

SCHEDULE OF INVESTMENTS
(Unaudited)

September 30, 2004

NAME OF SECURITY                                         SHARES           VALUE

MUTUAL FUNDS: 96.2%
-------------------
Alger Capital Appreciation Portfolio - Class A*           263,795     $1,986,375
Alger MidCap Growth Portfolio - Class A*                  291,459      2,218,000
Alger Small Capitalization Portfolio - Class A*           745,606      3,049,529
Buffalo Small Cap Fund                                      4,717        117,118
Franklin Balance Sheet Investment Fund - Class A           68,836      3,635,223
Franklin Gold and Precious Metals Fund - Class A          205,883      3,759,431
Franklin Large Cap Value Fund - Class A                   217,880      3,024,178
Franklin MicroCap Value Fund - Class A                    185,683      6,372,651
Franklin Mutual Discovery Fund - Class A +                201,863      4,410,700
Franklin Mutual European Fund - Class A                    95,577      1,694,581
Franklin Rising Dividends Fund - Class A                   93,089      2,846,647
Franklin Small Cap Value Fund - Class A*                  127,956      4,327,458
Isabelle Small Cap Value Fund - Institutional Class*       72,746      1,035,896
Isabelle Small Cap Value Fund - Investor Class*           218,888      3,057,867
OCM Gold Fund                                             188,982      2,320,703
Pioneer Mid-Cap Value Fund - Class A                      122,804      3,119,217
Pioneer Small-Cap Value Fund - Class A                    101,461      3,121,941
Templeton Developing Markets Trust - Class A              234,681      3,783,057
Templeton Growth Fund, Inc. - Class A +                   323,096      6,959,496
Weitz Partners Value Fund                                 129,581      2,931,132
                                                                    ------------

Total Mutual Funds (Cost: $50,991,591)                                63,771,200
                                                                    ------------

EQUITY SECURITIES: 8.7%
-----------------------
FINANCIALS: 2.9%
A.G. Edwards, Inc. +                                       55,450      1,919,679

INFORMATION TECHNOLOGY: 0.2%
SoftBrands, Inc.*                                         134,475        150,612

TELECOMMUNICATION SERVICES: 5.6%
Level 3 Communications, Inc.*                           1,429,725      3,702,988
                                                                    ------------

Total Equity Securities (Cost: $17,853,225)                            5,773,279
                                                                    ------------


LIFETIME ACHIEVEMENT FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)
(Unaudited)

September 30, 2004


                                                       PRINCIPAL
NAME OF SECURITY                                         AMOUNT          VALUE

SHORT-TERM INVESTMENTS: 0.3%
UMB Bank, n.a., Money Market Fiduciary                   $212,317       $212,317
                                                                    ------------

Total Short-Term Investments (Cost: $212,317)                            212,317
                                                                    ------------

TOTAL INVESTMENTS: 105.2%
     (Cost: $69,057,133)                                              69,756,796
                                                                    ------------

LIABILITIES, LESS OTHER ASSETS: (5.2)%                               (3,428,685)
                                                                    ------------

NET ASSETS: 100.0%                                                   $66,328,111
                                                                    ============

Footnotes:
----------
*  Non-income producing security.
+ As of September 30, 2004, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $11,291,166 as of September 30, 2004.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Financial Statements.


ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

(a) Certifications, as required by Rule 30a-2(a) under the Investment Company Act of 1940, for the Principal Executive Officer and Principal Financial Officer are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lifetime Achievement Fund, Inc.
-------------------------------


/s/Roland R. Manarin
----------------------------------------------------
Roland R. Manarin
Principal Executive Officer and Principal Financial Officer
November 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Roland R. Manarin
----------------------------------------------------
Roland R. Manarin
Principal Executive Officer and Principal Financial Officer
November 1, 2004